Stock-Based Compensation - Summary of Stock-Based Compensation Expense for Stock Options Granted to Employees and Non-Employees (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 591,124	$ 139,758	$ 573,695	$ 1,436,608
Research and Development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	368,495	65,020	261,492	268,751
Selling, General and Administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 222,629	$ 74,738	$ 312,203	$ 1,167,857